Note 14 - Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Year Ended December 31,
	2015	2014

Asia	$889	$83
Europe and Middle East	551	-
Rest of the world	7	7
Total	$1,447	$90

Long-lived Assets by Geographic Areas [Table Text Block]
	Year Ended December 31,
	2015	2014

United States	$100	$60
Europe	99	106
Asia	32	-
Canada	8	21
Total	$239	$187